Retirement Plans (Tables)	12 Months Ended
Sep. 30, 2015
Defined Benefit Plan Disclosure [Line Items]
Plan Assets by Asset Category
The Company’s plan assets at September 30, 2015 and 2014, by asset category, are as follows (in millions):

	Fair Value Measurements Using:
Asset Category	Total as of September 30, 2015	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

U.S. Pension

Cash	$75	$75	$—	$—

Equity Securities
Large-Cap	500	500	—	—
Small-Cap	235	235	—	—
International - Developed	472	472	—	—

Fixed Income Securities
Government	248	217	31	—
Corporate/Other	753	615	138	—

Real Estate	323	—	—	323

Total	$2,606	$2,114	$169	$323

Non-U.S. Pension

Cash	$98	$98	$—	$—

Equity Securities
Large-Cap	68	68	—	—
International - Developed	104	104	—	—
International - Emerging	16	16	—	—

Fixed Income Securities
Government	441	319	122	—
Corporate/Other	220	192	28	—

Hedge Fund	172	—	172	—

Real Estate	58	7	—	51

Total	$1,177	$804	$322	$51

Postretirement

Cash	$10	$10	$—	$—

Equity Securities
Large-Cap	30	30	—	—
Small-Cap	10	10	—	—
International - Developed	22	22	—	—
International - Emerging	10	10	—	—

Fixed Income Securities
Government	22	22	—	—
Corporate/Other	67	67	—	—

Commodities	12	12	—	—

Real Estate	11	11	—	—

Total	$194	$194	$—	$—

	Fair Value Measurements Using:
Asset Category	Total as of September 30, 2014	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

U.S. Pension

Cash	$25	$25	$—	$—

Equity Securities
Large-Cap	435	435	—	—
Small-Cap	224	224	—	—
International - Developed	443	443	—	—

Fixed Income Securities
Government	220	194	26	—
Corporate/Other	822	675	147	—

Hedge Funds	4	—	—	4

Real Estate	331	—	—	331

Total	$2,504	$1,996	$173	$335

Non-U.S. Pension

Cash	$178	$178	$—	$—

Equity Securities
Large-Cap	68	68	—	—
International - Developed	112	112	—	—
International - Emerging	16	16	—	—

Fixed Income Securities
Government	300	300	—	—
Corporate/Other	346	346	—	—

Hedge Fund	155	—	155	—

Real Estate	26	6	—	20

Total	$1,201	$1,026	$155	$20

Postretirement

Cash	$7	$7	$—	$—

Equity Securities
Large-Cap	36	36	—	—
Small-Cap	10	10	—	—
International - Developed	24	24	—	—
International - Emerging	14	14	—	—

Fixed Income Securities
Government	25	25	—	—
Corporate/Other	73	73	—	—

Commodities	16	16	—	—

Real Estate	14	14	—	—

Total	$219	$219	$—	$—

Accumulated Benefit Obligations and Reconciliations of Changes in Projected Benefit Obligation, Changes in Plan Assets and Funded Status
The table that follows contains the ABO and reconciliations of the changes in the PBO, the changes in plan assets and the funded status (in millions):

	Pension Benefits				Postretirement Benefits
	U.S. Plans		Non-U.S. Plans
September 30,	2015	2014	2015	2014	2015	2014

Accumulated Benefit Obligation	$2,985	$2,855	$1,388	$1,477	$—	$—

Change in Projected Benefit Obligation
Projected benefit obligation at beginning of year	2,875	2,902	1,572	1,997	224	245
Service cost	31	70	25	38	3	5
Interest cost	122	138	46	71	9	12
Plan participant contributions	—	—	1	5	6	6
Acquisitions	—	37	—	1	—	7
Divestitures (1)	—	—	(18)	(626)	—	—
Actuarial (gain) loss	203	241	7	250	—	(26)
Amendments made during the year	—	1	—	(1)	—	—
Benefits and settlements paid	(209)	(514)	(65)	(84)	(24)	(26)
Estimated subsidy received	—	—	—	—	1	2
Curtailment	—	—	(5)	(2)	—	—
Other	—	—	43	(3)	(4)	—
Currency translation adjustment	—	—	(159)	(74)	(4)	(1)

Projected benefit obligation at end of year	$3,022	$2,875	$1,447	$1,572	$211	$224

Change in Plan Assets
Fair value of plan assets at beginning of year	$2,504	$2,656	$1,201	$1,656	$219	$226
Actual return on plan assets	(4)	307	48	155	(9)	11
Acquisitions	—	43	—	—	—	—
Divestitures (1)	—	—	(10)	(617)	—	—
Employer and employee contributions	315	12	81	152	8	8
Benefits paid	(201)	(110)	(55)	(53)	(24)	(26)
Settlement payments	(8)	(404)	(10)	(31)	—	—
Other	—	—	39	4	—	—
Currency translation adjustment	—	—	(117)	(65)	—	—

Fair value of plan assets at end of year	$2,606	$2,504	$1,177	$1,201	$194	$219

Funded status	$(416)	$(371)	$(270)	$(371)	$(17)	$(5)

Amounts recognized in the statement of financial position consist of:
Prepaid benefit cost	$17	$47	$30	$36	$37	$57
Accrued benefit liability	(433)	(418)	(300)	(407)	(54)	(62)

Net amount recognized	$(416)	$(371)	$(270)	$(371)	$(17)	$(5)

Weighted Average Assumptions (2)
Discount rate (3)	4.40%	4.35%	3.15%	3.25%	3.75%	4.35%
Rate of compensation increase	3.25%	3.25%	3.00%	3.00%	NA	NA

(1)
Fiscal 2014 includes $617 million of plan assets and $626 million of projected benefit obligations transferred to assets and liabilities held for sale on the consolidated statements of financial position for non-U.S. plans. The prepaid benefit cost and accrued benefit liability transferred are $24 million and $33 million, respectively. The plan assets transferred are comprised of $553 million of Level 1 investments and $64 million of Level 2 investments. The Level 1 investments, by asset category, are cash, equity securities, fixed income securities, real estate and commodities in the amounts of $11 million, $110 million, $356 million, $70 million and $6 million, respectively. The Level 2 investments are hedge fund investments. The weighted average discount rate and rate of compensation increase assumptions at September 30, 2014 are 2.30% and 2.10%, respectively.

Refer to Note 3, "Discontinued Operations," of the notes to consolidated financial statements for further information regarding the Company's disposal groups classified as held for sale.

(2)	Plan assets and obligations are determined based on a September 30 measurement date at September 30, 2015 and 2014.

(3)
The Company considers the expected benefit payments on a plan-by-plan basis when setting assumed discount rates. As a result, the Company uses different discount rates for each plan depending on the plan jurisdiction, the demographics of participants and the expected timing of benefit payments. For the U.S. pension and postretirement plans, the Company uses a discount rate provided by an independent third party calculated based on an appropriate mix of high quality bonds. For the non-U.S. pension and postretirement plans, the Company consistently uses the relevant country specific benchmark indices for determining the various discount rates.

At September 30, 2015, the Company changed the method used to estimate the service and interest components of net periodic benefit cost for pension and other postretirement benefits for plans that utilize a yield curve approach. This change compared to the previous method will result in different service and interest components of net periodic benefit cost (credit) in future periods. Historically, the Company estimated these service and interest cost components utilizing a single weighted-average discount rate derived from the yield curve used to measure the benefit obligation at the beginning of the period. The Company elected to utilize a full yield curve approach in the estimation of these components by applying the specific spot rates along the yield curve used in the determination of the benefit obligation to the relevant projected cash flows. The Company made this change to provide a more precise measurement of service and interest costs by improving the correlation between projected benefit cash flows to the corresponding spot yield curve rates. This change does not affect the measurement of the total benefit obligations or annual net periodic benefit cost (credit) as the change in the service and interest costs is completely offset in the net actuarial (gain) loss reported. The change in the service and interest costs going forward is not expected to be significant. The Company has accounted for this change as a change in accounting estimate.

Amounts in Accumulated Other Comprehensive Income, Exclusive of Tax Impacts, that have not yet been Recognized as Components of Net Periodic Benefit Cost
The amounts in AOCI on the consolidated statements of financial position, exclusive of tax impacts, that have not yet been recognized as components of net periodic benefit cost at September 30, 2015 are as follows (in millions):

	Pension Benefits	Postretirement Benefits
Accumulated other comprehensive loss (income)
Net transition obligation	$1	$—
Net prior service cost (credit)	4	(1)
Total	$5	$(1)

Amounts in Accumulated Other Comprehensive Income Expected to be Recognized as Components of Net Periodic Benefit Cost over Next Fiscal Year
The amounts in AOCI expected to be recognized as components of net periodic benefit cost over the next fiscal year are shown below (in millions):

	Pension Benefits	Postretirement Benefits
Amortization of:
Net transition obligation	$—	$—
Net prior service cost (credit)	1	(1)
Total	$1	$(1)

Components of Net Periodic Benefit Cost
The table that follows contains the components of net periodic benefit cost (in millions):

	Pension Benefits						Postretirement Benefits
	U.S. Plans			Non-U.S. Plans
Year ended September 30,	2015	2014	2013	2015	2014	2013	2015	2014	2013
Components of Net Periodic Benefit Cost (Credit):
Service cost	$31	$70	$90	$32	$38	$38	$3	$5	$5
Interest cost	122	138	151	57	71	64	9	12	11
Expected return on plan assets	(181)	(207)	(232)	(71)	(75)	(71)	(12)	(12)	(13)
Net actuarial (gain) loss	387	126	(433)	14	172	48	21	(24)	(20)
Amortization of prior service cost (credit)	—	1	1	(1)	(1)	(1)	(1)	(7)	(17)
Curtailment gain	—	—	—	(15)	(2)	(26)	—	—	—
Settlement (gain) loss	1	15	(69)	—	1	(1)	—	—	—

Net periodic benefit cost (credit)	360	143	(492)	16	204	51	20	(26)	(34)

Net periodic benefit (cost) credit related to discontinued operations	—	—	—	14	(38)	19	—	—	—

Net periodic benefit cost (credit) included in continuing operations	$360	$143	$(492)	$30	$166	$70	$20	$(26)	$(34)

Expense Assumptions:
Discount rate	4.35%	4.90%	4.15%	3.00%	3.60%	3.40%	4.35%	4.90%	4.15%
Expected return on plan assets	7.50%	8.00%	8.00%	4.50%	4.75%	4.55%	5.75%	5.80%	5.80%
Rate of compensation increase	3.25%	3.30%	3.25%	2.60%	2.60%	2.45%	NA	NA	NA

Summary of Changes in Fair Value of Assets Measured Using Significant Unobservable Inputs (Level 3)
The following sets forth a summary of changes in the fair value of assets measured using significant unobservable inputs (Level 3) (in millions):

	Total	Hedge Funds	Real Estate
U.S. Pension

Asset value as of September 30, 2013	$302	$17	$285

Additions net of redemptions	4	(13)	17
Realized gain	9	—	9
Unrealized gain	20	—	20

Asset value as of September 30, 2014	$335	$4	$331

Additions net of redemptions	(59)	(3)	(56)
Realized gain (loss)	28	(1)	29
Unrealized gain	19	—	19

Asset value as of September 30, 2015	$323	$—	$323

Non-U.S. Pension

Asset value as of September 30, 2013	$98	$89	$9

Additions net of redemptions	10	—	10
Unrealized gain	1	—	1
Transfers out - to Level 2	(89)	(89)	—

Asset value as of September 30, 2014	$20	$—	$20

Additions net of redemptions	34	—	34
Unrealized loss	(3)	—	(3)

Asset value as of September 30, 2015	$51	$—	$51

Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Projected Benefit Payments from Plans
In fiscal 2015, total employer contributions to the defined benefit pension plans were $407 million, of which $317 million were voluntary contributions made by the Company. The Company expects to contribute approximately $113 million in cash to its defined benefit pension plans in fiscal 2016. Projected benefit payments from the plans as of September 30, 2015 are estimated as follows (in millions):

2016	$269
2017	228
2018	227
2019	236
2020	243
2021-2025	1,295

Postretirement Benefits
Defined Benefit Plan Disclosure [Line Items]
Projected Benefit Payments from Plans
In fiscal 2015, total employer and employee contributions to the postretirement plans were $8 million. The Company does not expect to make any significant contributions to its postretirement plans in fiscal year 2016. Projected benefit payments from the plans as of September 30, 2015 are estimated as follows (in millions):

2016	$19
2017	19
2018	19
2019	19
2020	19
2021-2025	79